Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2022	Jun. 30, 2022
Weighted average lease term:
Operating leases	3 years 1 month 2 days	3 years 3 months 21 days
Weighted average discount rate:
Operating leases	4.75%	4.75%